Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Annual Return [Percent]	18.39%	9.48%	7.19%	0.37%	39.56%	(7.36%)	30.03%	19.20%	4.23%	12.73%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Annual Return [Percent]	27.76%	(27.71%)	(11.63%)	54.07%	35.00%	16.63%	34.47%	11.62%	7.08%	9.52%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Annual Return [Percent]	3.68%	(10.77%)	1.55%	25.50%	18.25%	0.24%	22.42%	(23.03%)	2.01%	36.39%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Annual Return [Percent]	15.62%	(13.13%)	24.17%	6.03%	32.13%	(14.52%)	13.02%	19.73%	(6.17%)	4.65%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Annual Return [Percent]	18.82%	(15.88%)	19.28%	8.44%	13.45%	(5.86%)	19.56%	12.88%	(0.50%)	9.00%
Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Annual Return [Percent]	54.79%	(24.71%)	32.91%	24.01%	40.41%	(30.88%)	24.44%	17.72%	10.43%	(3.57%)
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Annual Return [Percent]	17.35%	(10.25%)	32.44%	8.42%	34.12%	(10.42%)	17.80%	12.81%	(4.32%)	12.77%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Annual Return [Percent]	11.31%	(6.23%)	23.19%	9.54%	26.79%	(4.40%)	17.35%	14.64%	(3.13%)	11.12%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	9.62%	15.41%	32.71%	15.43%	19.38%	(23.32%)	19.44%	23.34%	(6.11%)	3.87%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	29.55%	(29.38%)	19.99%	38.26%	18.27%	(6.30%)	19.33%	(3.31%)	(0.70%)	8.08%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	12.38%	(7.72%)	6.57%	18.31%	13.81%	1.52%	21.40%	(3.49%)	13.48%	15.78%
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	5.31%	46.06%	75.09%	(35.94%)	1.38%	(27.35%)	(8.43%)	31.02%	(23.97%)	(18.52%)
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	12.54%	(24.16%)	28.67%	13.47%	36.63%	(16.66%)	14.82%	2.17%	1.14%	6.22%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	(4.37%)	(20.67%)	(3.03%)	67.14%	33.79%	(0.86%)	50.11%	(12.91%)	2.28%	13.76%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	37.14%	(24.95%)	25.56%	35.68%	34.13%	(15.54%)	22.48%	13.06%	(5.70%)	(0.42%)
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	20.75%	(24.43%)	7.72%	36.42%	33.20%	(5.89%)	23.37%	2.18%	1.30%	12.13%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	33.80%	(31.73%)	18.03%	81.98%	46.09%	0.98%	31.14%	1.09%	3.38%	9.06%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	(4.41%)	(2.22%)	14.95%	(5.10%)	21.31%	6.11%	11.65%	19.08%	(2.98%)	16.93%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Annual Return [Percent]	9.26%	(0.61%)	22.33%	0.94%	22.37%	0.11%	21.63%	16.93%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Annual Return [Percent]	7.56%	58.54%	93.91%	(36.77%)	(1.70%)	(23.17%)	0.79%	13.61%	(19.19%)	(18.46%)
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Annual Return [Percent]	7.82%	(19.19%)	2.38%	7.50%	14.30%	(2.72%)	10.63%	1.21%	9.21%	14.03%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Annual Return [Percent]	2.35%	3.15%	26.80%	5.56%	17.06%	(10.78%)	1.57%	5.92%	6.83%	17.37%
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Annual Return [Percent]	15.62%	(7.70%)	31.09%	7.73%	27.44%	(8.57%)	15.95%	17.17%	(2.83%)	12.20%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Annual Return [Percent]	20.04%	(16.21%)	28.39%	11.61%	22.00%	(11.41%)	13.96%	24.42%	(5.70%)	4.48%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	39.91%	(36.83%)	26.97%	13.34%	34.80%	(14.92%)	23.90%	10.31%	1.15%	(3.59%)
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Annual Return [Percent]	(2.45%)	(24.36%)	(42.76%)	53.58%	31.91%	(29.16%)	59.97%	(11.36%)	18.23%	(7.27%)
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Annual Return [Percent]	7.35%	2.49%	26.03%	(3.76%)	24.61%	(7.36%)	8.64%	31.56%	2.45%	17.85%
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Annual Return [Percent]	14.68%	(6.36%)	24.25%	(6.55%)	25.44%	(11.08%)	19.03%	9.92%	(19.10%)	(1.15%)
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	30.44%	(25.80%)	19.62%	31.72%	24.75%	1.06%	30.55%	2.93%	7.78%	13.51%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	10.33%	(1.09%)	28.92%	(3.65%)	29.76%	(13.93%)	17.00%	18.68%	(4.68%)	12.26%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Annual Return [Percent]	15.66%	(25.31%)	22.85%	(10.42%)	13.73%	(8.94%)	10.88%	9.71%	3.72%	5.13%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.24%)	(27.08%)	2.18%	51.62%	35.71%	(12.35%)	30.26%	12.87%	2.59%	(8.10%)
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Annual Return [Percent]	60.56%	(47.87%)	(5.67%)	61.25%	28.88%	(5.02%)	39.95%	3.17%	19.37%	(1.62%)
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Annual Return [Percent]	27.59%	(29.54%)	21.85%	38.99%	26.31%	6.36%	14.90%	17.82%	(0.95%)	10.20%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Annual Return [Percent]	24.00%	(36.42%)	10.73%	35.77%	20.08%	2.34%	7.17%	5.13%	(1.13%)	(3.41%)
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Annual Return [Percent]	14.35%	62.15%	11.32%	(44.19%)	(1.92%)	(39.76%)	(23.20%)	9.65%	(31.19%)	(31.66%)
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Annual Return [Percent]	(2.22%)	(2.03%)	14.46%	11.17%	4.69%	(1.70%)	15.32%	(19.25%)	11.05%	28.10%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Annual Return [Percent]	19.46%	(11.39%)	28.25%	13.75%	29.49%	(5.68%)	23.67%	13.79%	(1.76%)	14.08%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Annual Return [Percent]	11.31%	(11.72%)	19.85%	(3.41%)	15.15%	(5.26%)	12.15%	6.21%	4.45%	4.83%
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus [Line Items]
Annual Return [Percent]	13.72%	(11.67%)	29.35%	12.74%	28.97%	(7.81%)	18.53%	14.33%	(2.55%)	14.03%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus [Line Items]
Annual Return [Percent]	17.60%	(28.91%)	14.40%	22.42%	21.57%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Annual Return [Percent]	22.54%	(24.04%)	28.74%	11.31%	25.94%	(8.48%)	14.69%	5.64%	(2.85%)	11.34%
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Annual Return [Percent]	(5.33%)	2.94%	14.54%	6.22%	28.27%	(10.71%)	14.03%	4.80%	13.11%	17.93%
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus [Line Items]
Annual Return [Percent]	4.46%	57.82%	57.81%	(32.40%)	13.33%	(24.46%)	(6.63%)	37.81%	(28.69%)	(14.86%)
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus [Line Items]
Annual Return [Percent]	6.38%	(10.59%)	36.38%	5.45%	31.60%	(15.62%)	21.35%	22.95%	(1.19%)	14.65%
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus [Line Items]
Annual Return [Percent]	3.94%	(9.24%)	23.03%	18.91%	25.34%	(0.32%)	23.40%	(4.50%)	8.22%	29.80%
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus [Line Items]
Annual Return [Percent]	22.15%	(8.73%)	26.10%	18.19%	32.90%	(12.99%)	23.10%	21.45%	(6.84%)	11.59%
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus [Line Items]
Annual Return [Percent]	8.27%	(9.94%)	31.23%	22.76%	25.10%	(14.52%)	25.73%	21.29%	(7.87%)	6.66%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	11.48%	(25.08%)	49.46%	(2.64%)	25.12%	(3.90%)	8.55%	4.11%
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	35.15%	(24.51%)	28.45%	30.22%	42.08%	(0.59%)	33.02%	19.00%	2.97%	19.22%
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.51%)	4.40%	16.99%	(2.61%)	22.94%	6.96%	9.44%	14.93%	(4.00%)	28.02%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Annual Return [Percent]	20.30%	(13.84%)	35.60%	15.95%	39.28%	1.81%	35.84%	(0.49%)	6.19%	15.95%
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	7.94%	(27.51%)	29.37%	29.25%	28.52%	(4.58%)	26.28%	3.88%	2.34%	13.89%
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Annual Return [Percent]	7.90%	(1.14%)	34.12%	(8.70%)	25.00%	(12.26%)	17.25%	19.12%	(8.28%)	12.27%
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Annual Return [Percent]	24.75%	(15.74%)	27.96%	17.42%	33.68%	(6.98%)	19.13%	14.17%	1.67%	16.09%
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Annual Return [Percent]	38.10%	(24.25%)	30.53%	24.28%	32.21%	(3.48%)	22.98%	11.11%	4.26%	11.42%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	5.48%	(2.03%)	28.84%	(3.12%)	29.40%	(8.59%)	13.98%	23.88%	(5.20%)	10.46%
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Annual Return [Percent]	18.85%	(11.77%)	26.66%	15.39%	22.83%	(12.26%)	13.47%	22.46%	(5.12%)	9.95%
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	16.30%	(21.60%)	13.79%	32.70%	17.00%	(13.77%)	20.34%	4.19%	2.47%	(0.33%)
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Annual Return [Percent]	29.98%	(3.87%)	33.19%	9.45%	24.15%	(17.94%)	14.79%	30.86%	(10.79%)	8.36%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	19.91%	(16.03%)	16.77%	29.01%	36.28%	6.82%	36.52%	4.43%	(4.28%)	9.35%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Annual Return [Percent]	29.55%	(12.39%)	20.92%	26.55%	27.90%	(9.73%)	16.22%	16.18%	(6.55%)	12.64%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	16.33%	(8.16%)	35.14%	5.61%	30.35%	(9.67%)	3.05%	28.49%	(7.24%)	12.18%
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	19.12%	(28.98%)	20.98%	17.58%	14.27%	(7.74%)	17.86%	20.60%	0.90%	1.45%
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus [Line Items]
Annual Return [Percent]	22.91%	(6.79%)	46.04%	(4.26%)	22.65%	(19.52%)	1.11%	33.62%	(12.45%)	2.67%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	21.43%	(15.48%)	19.28%	21.84%	28.35%	(2.88%)	23.42%	7.17%	0.33%	4.54%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	20.23%	(13.55%)	56.38%	5.03%	29.95%	(11.82%)	3.17%	35.52%	(8.85%)	5.22%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Annual Return [Percent]	23.78%	(15.21%)	13.14%	10.56%	20.93%	(17.83%)	20.79%	14.67%	(12.05%)	1.39%
Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Annual Return [Percent]	48.83%	(34.31%)	46.56%	56.79%	51.83%	(11.19%)	40.04%	44.45%	(0.78%)	36.98%
Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Annual Return [Percent]	18.92%	(14.88%)	31.26%	20.82%	37.46%	(6.26%)	23.56%	13.86%	(15.21%)	(1.11%)
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Annual Return [Percent]	(20.07%)	(44.43%)	(29.82%)	205.57%	61.85%	(13.71%)	39.79%	(20.74%)	(8.59%)	(15.29%)
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	7.02%	(5.87%)	27.33%	0.34%	32.34%	(8.76%)	21.71%	15.78%	(1.77%)	9.50%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Annual Return [Percent]	17.30%	(8.86%)	25.15%	(10.55%)	25.76%	(10.42%)	15.43%	16.20%	(14.11%)	(4.20%)